Fees Summary	Sep. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 315,000,000.00
Previously Paid Amount	41,595.36
Total Fee Amount	48,226.50
Total Offset Amount	0.00
Net Fee	$ 6,631.14